Leases	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
LEASES

NOTE 9: - LEASES

The Company has entered into various operating lease agreements for certain of its offices and car leases with original lease periods expiring between 2028 and 2029. Most of the lease agreements include one or more options to renew. The Company does not assume renewals in determination of the lease term unless the renewals are deemed to be reasonably assured at lease commencement.

Lease payments included in the measurement of the operating lease liability comprise the following: the fixed non-cancelable lease payments and payments for optional renewal periods where it is reasonably certain the renewal period will be exercised. The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants.

The implicit rate within the operating leases is generally not determinable; therefore, the Company uses its Incremental Borrowing Rate (“IBR”) based on the information available at commencement date in determining the present value of lease payments. The Company’s IBR is estimated to approximate the interest rate for collateralized borrowing with similar terms and payments and in the economic environment where the leased asset is located.

On March 31, 2025, the Company’s lease of its offices in India was amended. As a result of the amendment, the operating lease ROU and the operating lease liability increased by $341.

The following table represents the weighted-average remaining lease term and discount rate:

	December 31,	December 31,
	2025	2024

Weighted average remaining lease term	2.87 years	3.82 years

Weighted average discount rate	5.48%	5.26%

The components of lease expense for the year ended December 31, 2025 were as follows:

	Year ended	Year ended	Year ended
	December 31, 2025	December 31, 2024	December 31, 2023

Fixed lease costs	$1,197	$1,150	$1,108
Short-term lease costs	6	9	28
Total lease expense	$1,203	$1,159	$1,136

Cash paid for amounts included in the measurement of operating lease liabilities was $822, $822, and 818 during the years ended December 31, 2025, 2024 and 2023, respectively.

Maturities of the Company’s operating lease liabilities as of December 31, 2025 are as follows:

Operating Leases

2026	$1,233
2027	1,224
2028	1,013
2029	21
Total undiscounted lease payments	$3,491
Less: imputed interest	(257)
Present value of lease liabilities	$3,234